Business Combination Reconciliation of Net Revenues and Net Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recast financial information [Line Items]
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	$ 4,868	$ 3,877	$ 3,957
Net income/(loss)	$ 2,004	(439)	(1,432)	(508)	(467)	(277)	(2,050)	(284)	(375)	(3,078)	6,011
Scenario, Previously Reported [Member]
Recast financial information [Line Items]
Net revenues									4,852	3,877	3,929
Net income/(loss)									(382)	(3,077)	6,008
Scenario, Previously Reported [Member] | Caesars Entertainment Corporation [Member]
Recast financial information [Line Items]
Net revenues										3,877	3,929
Net income/(loss)										(2,747)	6,052
Scenario, Previously Reported [Member] | Caesars Acquisition Company [Member]
Recast financial information [Line Items]
Net revenues										0	0
Net income/(loss)										619	32
Restatement Adjustment [Member]
Recast financial information [Line Items]
Net revenues		7	6	3	(3)	(1)	1	3		0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									16	0	28
Net income/(loss)		21	(6)	16	(32)	(282)	(7)	(10)		(331)
Scenario, Adjustment [Member]
Recast financial information [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									$ 7	(1)	3
Caesars Acquisition Company [Member] | Scenario, Previously Reported [Member]
Recast financial information [Line Items]
Net revenues		986	1,002	963	949	986	992	950		3,877
Net income/(loss)		$ (460)	$ (1,426)	$ (524)	$ (435)	$ 5	$ (2,043)	$ (274)		(2,747)
Consolidation, Eliminations [Member] | Scenario, Previously Reported [Member]
Recast financial information [Line Items]
Net revenues										0	0
Net income/(loss)										$ (949)	$ (76)